SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Selling And Marketing Expenses
SCHEDULE OF SELLING AND MARKETING EXPENSES
	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Share based compensation	2,610	76	28
Salaries and related expenses	1,063	398	176
Business development	160	-	-
Travel expenses	144	8	24
Marketing expenses	120	507	433
Other	15	3	-
Total	4,112	992	661